Share-based compensation expenses (Tables)	12 Months Ended
Dec. 31, 2020
Share-based compensation expenses
Schedule of share-based compensation expenses included in each of the relevant accounts

	For the Year
	Ended
	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenues	(724)	935	(186)	(29)
Sales and marketing expenses	6,772	8,549	295	45
Research and development expenses	13,435	16,063	(1,999)	(306)
General and administrative expenses	111,176	(19,157)	(2,439)	(374)
Total	130,659	6,390	(4,329)	(664)

Global Share Plan
Share-based compensation expenses
Schedule of activities of share options

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of December 31, 2017	18,640,845	0.21	44,454	7.14
Granted during the year	1,940,654	0.24	—	—
Forfeited during the year	(1,122,550)	0.53	—	—
Exercised during the year	(759,518)	0.10	—	—
Outstanding as of December 31, 2018	18,699,431	0.20	38,480	6.42
Granted during the year	19,340	0.56	—	—
Forfeited during the year	(427,014)	0.52	—	—
Exercised during the year	(10,011,528)	0.13	—	—
Outstanding as of December 31, 2019	8,280,229	0.25	2,829	6.54
Forfeited during the year	(111,244)	0.50	—	—
Exercised during the year	(663,508)	0.33	—	—
Outstanding as of December 31, 2020	7,505,477	0.28	176	5.53

Schedule of fair values of the options granted in relation to the share based compensation expenses attributable to the Platform Business

	For the Year
	Ended
	December 31,
	2018	2019
	US$	US$
Weighted average grant date fair value of option per share	2.46	0.86
Aggregate grant date fair value of options granted	4,776	17

Schedule of estimated fair value of binomial option-pricing model

	For the Year
	Ended
	December 31,
	2018	2019
Risk-free interest rate per annum	2.40% ~ 3.05%	1.78% ~ 2.60%
Expected term (in years)	10	10
Expected volatility	53% ~ 54%	51% ~ 58%
Expected dividends yield	—	—

2017 Share Incentive Plan
Share-based compensation expenses
Schedule of activities of share options

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of December 31, 2018	15,888,593	0.01	35,644	9.27
Granted during the year	7,183,239	0.01	—	—
Forfeited during the year	(1,337,432)	0.01	—	—
Exercised during the year	(4,344,515)	0.01	—	—
Outstanding as of December 31, 2019	17,389,885	0.01	10,190	8.92
Granted during the year	3,863,034	0.01	—	—
Forfeited during the year	(2,044,547)	0.01	—	—
Exercised during the year	(275,315)	0.01	—	—
Outstanding as of December 31, 2020	18,933,057	0.01	2,688	8.25